Other Liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities [Abstract]
OTHER LIABILITIES

NOTE 20 - OTHER LIABILITIES

The other liabilities line item is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$

Accounts and notes payable	405,878	445,493
Income received in advance	901	798
Macro-hedge valuation adjustment (1)	85,725	68,524
Guarantees received (margin accounts) (2)	1,017,968	857,679
Broker dealer and simultaneous transactions	265,793	48,031
Withholding VAT	36,814	35,792
Accounts payable insurance companies	10,893	12,558
In-progress operations	21,918	27,595
Deferred income	5,453	5,836
Other liabilities	190,339	104,320
Total	2,041,682	1,606,626

(1)	Valuation balances of net assets and liabilities at market value subject to macro-hedging

(2)	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.